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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                               -----------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC*
         ---------------------------------
Address: 111 Huntington Avenue
         ---------------------------------
         Boston, Massachusetts 02199
         ---------------------------------

Form 13F File Number:   028-11314
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

*Sankaty Advisors, LLC serves as an advisor to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
         ---------------------------------
Title:   Manager
         ---------------------------------
Phone:   (617) 516-2000
         ---------------------------------

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine             Boston, MA                  2/16/10
--------------------------   --------------------------   ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
---------------------     ----------------------------
28-

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                               -----------
Form 13F Information Table Entry Total:                 13
                                               -----------
Form 13F Information Table Value Total:        $   267,603
                                               -----------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

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                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 12/31/09

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4  COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
--------                             ---------  ---------  ---------  ---------  ----------  --------  ------------------
                                      TITLE OF                          VALUE    INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                         CLASS      CUSIP      SHARES   (X$1000)   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                       ---------  ---------  ---------  ---------  ----------  --------  ----  ------  ----
CASELLA WASTE SYS INC                   CL A    147448104    748,238  $   3,008    (OTHER)                              X
CHILDRENS PL RETAIL STORES I            COM     168905107  1,775,000  $  58,575    (OTHER)                              X
CIT GROUP INC                         COM NEW   125581801    729,536  $  20,142    (OTHER)                              X
CORE MARK HOLDING CO INC                COM     218681104     40,129  $   1,237    (OTHER)                              X
DDI CORP                                COM     233162502  1,754,062  $   8,577    (OTHER)                              X
HUDSON CITY BANCORP                     COM     443683107  2,067,000  $  28,380    (OTHER)                              X
NRG ENERGY INC                        COM NEW   629377508  2,462,000  $  58,128    (OTHER)                              X
PFIZER INC                              COM     717081103  1,263,000  $  22,974    (OTHER)                              X
SMTC CORP                             COM NEW   832682207     77,160  $      68    (OTHER)                              X
SOLARWINDS INC                          COM     83416B109  1,437,224  $  26,456    (OTHER)                              X
TOWN SPORTS INTL HLDGS INC              COM     89214A102  1,035,231  $   2,412    (OTHER)                              X
VALASSIS COMMUNICATIONS INC             COM     918866104  1,875,506  $  34,247    (OTHER)                              X
WARNER MUSIC GROUP CORP                 COM     934550104    750,662  $   3,399    (OTHER)                              X